Provisions - Summary of Provisions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of other provisions [Line Items]
Provisions, beginning balance	$ 90
Provided	54
Utilised	(45)
Released	(1)
Exchange and other adjustments	(2)
Provisions, ending balance	96
Litigation [member]
Disclosure of other provisions [Line Items]
Provisions, beginning balance	37
Provided	28
Utilised	(31)
Released	(1)
Provisions, ending balance	33
Insurance reserves [member]
Disclosure of other provisions [Line Items]
Provisions, beginning balance	39
Provided	18
Utilised	(7)
Provisions, ending balance	50
Onerous contractual expenditure [member]
Disclosure of other provisions [Line Items]
Provisions, beginning balance	8
Provided	2
Utilised	(7)
Exchange and other adjustments	(2)
Provisions, ending balance	1
Other [member]
Disclosure of other provisions [Line Items]
Provisions, beginning balance	6
Provided	6
Provisions, ending balance	$ 12